Equipment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Equipment
Schedule of information about equipment

Computer
equipment
Cost
Opening balance	—
Additions	5,727
At March 31, 2024	5,727
Additions	6,428
At September 30, 2024	12,155

Accumulated Depreciation
Opening balance	—
Charge for the period	(240)
At March 31, 2024	(240)
Charge for the period	(1,789)
At September 30, 2024	(2,029)

Carrying Value
At March 31, 2024	5,487
At September 30, 2024	10,126

Computer
equipment
Cost
At March 31, 2023	—
Additions	5,727
At March 31, 2024	5,727

Accumulated Depreciation
At March 31, 2023	—
Charge for the year	(240)
At March 31, 2024	(240)

Carrying Value
At March 31, 2023	—
At March 31, 2024	5,487